RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Related Party Transaction [Line Items]
Percentage Of Annual Management Fee	0.50%
Accrued Management Fees	$ 13,107,778	$ 19,067,284
Debt Instrument, Decrease, Forgiveness	0	5,403,788
Series Forty Four [Member]
Related Party Transaction [Line Items]
Repayment Of Advance From Affiliate	$ 235,634
Proceeds from Collection of Advance From An Affiliate		$ 15,396